PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

As of June 30, 2025 and December 31, 2024, property and equipment, net consisted of the following:

	June 30,	December 31,
	2025	2024
Electronic equipment	$150,935	$150,309
Office equipment	12,817	12,764
Leasehold improvement	-	-
Total property and equipment	163,752	163,073
Less: accumulated depreciation	(155,348)	(154,541)
Total property and equipment, net	8,404	8,532

As of December 31, 2024 and 2023, property and equipment, net consisted of the following:

	December 31,	December 31,
	2024	2023
Electronic equipment	$150,309	$152,552
Office equipment	12,764	12,954
Leasehold improvement	-	-
Total property and equipment	163,073	165,506
Less: accumulated depreciation	(154,541)	(156,444)
Total property and equipment, net	$8,532	$9,062